Additional information about derivatives financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Statement
Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II
CDI vs. US$ fixed rate swap	R$ depreciation	(615)	(1,275)	(1,935)
	US$ interest rate inside Brazil decrease	(615)	(647)	(681)
	Brazilian interest rate increase	(615)	(642)	(670)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(193)	(333)	(474)
	US$ interest rate inside Brazil decrease	(193)	(197)	(201)
	Brazilian interest rate increase	(193)	(203)	(213)
	TJLP interest rate decrease	(193)	(204)	(215)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(140)	(298)	(455)
	US$ interest rate inside Brazil decrease	(140)	(144)	(148)
	Brazilian interest rate increase	(140)	(151)	(161)
Protected item:R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(194)	(370)	(546)
	US$ interest rate inside Brazil decrease	(194)	(201)	(209)
	Brazilian interest rate increase	(194)	(211)	(228)
	IPCA index decrease	(194)	(206)	(217)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	80	77	74
	IPCA index decrease	80	78	77
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(78)	(77)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(56)	(213)	(371)
	Euribor increase	(56)	(57)	(57)
	US$ Libor decrease	(56)	(57)	(58)
Protected item: EUR denominated debt	EUR depreciation	n.a.	213	371

US$ floating rate vs. US$ fixed rate swap	US$ Libor decrease	(5)	(7)	(9)
Protected item: Libor US$ indexed debt	US$ Libor decrease	n.a.	7	9

NDF BRL/USD	R$ depreciation	(10)	(55)	(101)
	US$ interest rate inside Brazil decrease	(10)	(12)	(15)
	Brazilian interest rate increase	(10)	(19)	(28)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II
Fuel oil protection
Options	Price input decrease	(94)	(229)	(385)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	229	385

Maritime Freight protection
Forwards	Freight price decrease	6	(4)	(13)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	4	13

Nickel sales fixed price protection
Forwards	Nickel price decrease	3	(7)	(17)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	7	17

Palladium Revenue Hedging Program
Options	Palladium price increase	5	(4)	(13)
Protected item: Part of palladium future revenues	Palladium price increase	n.a.	4	13

Conversion options	Stock value increase	(39)	(65)	(100)

Option - SPCs	SPCs stock value decrease	24	11	2

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	(1)	(11)	(20)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(2)	(4)
Embedded derivatives - Gas purchase	Pellet price increase	—	(1)	(2)
Embedded derivatives - Guaranteed minimum return	Stock value decrease	—	(191)	(399)

Summary of ratings of financial institutions counterparties

Long term ratings by counterparty	Moody’s	S&P
ABN Amro	A1	A
Agricultural Bank of China	A1	A
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB-
Banco Bradesco	Ba3	BB-
Banco do Brasil	Ba3	BB-
Banco do Nordeste do Brasil SA	Ba3	BB-
Banco Itaú Unibanco	Ba3	BB-
Bank Mandiri	Baa2	BBB-
Banco Santander	A2	A
Banco Votorantim	Ba3	BB-
Bancolombia	Baa2	BB+
Bank of America	A2	A-
Bank of China	A1	A
Bank of Montreal	Aa2	A+
Bank of Nova Scotia	A2	A+
Bank of Shanghai	Baa2	-
Bank Rakyat Indonesia (BRI)	Baa2	BBB-
Banpara	-	BB-
Barclays	Baa2	BBB
BBVA Banco Bilbao Vizcaya Argentaria	A3	A-
BNP Paribas	Aa3	A+
BTG Pactual	Ba3	BB-
Caixa Econômica Federal	Ba3	BB-
Calyon	Aa3	A+
China Construction Bank	A1	A
CIBC Canadian Imperial Bank	Aa2	A+
CIMB Bank	Baa1	A-
Citigroup	A3	BBB+
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	BBB+
Goldman Sachs	A3	BBB+
HSBC	A2	A-
Industrial and Commercial Bank of China	A1	A
ING	Baa1	BBB
Intesa Sanpaolo Spa	Baa1	BBB
JP Morgan Chase & Co	A2	A-
Macquarie Group Ltd	A3	BBB+
Mega International Commercial Bank	A1	A
Millenium BIM	A1	A-
Bank of Tokyo Mitsubishi UFJ	A1	A-
Mitsui & Co	A1	A-
Mizuho Financial	A1	A-
Morgan Stanley	A3+	BBB+
Muscat Bank	B1	BB-
National Australia Bank	Aa3	AA-
National Bank of Canada	Aa3	A
National Bank of Oman	B1	-
Natixis	A1	A+
Rabobank	Aa3	A+
Royal Bank of Canada	Aa2	AA-
Banco Safra	Ba3	BB-
Société Générale	A1	A
Standard Bank Group	Ba2	-
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
Toronto Dominion Bank	Aa3	AA-
UBS	Aa3	A-
Unicredit	Baa1	BBB
United Overseas Bank	Aa1	AA-

Debts in Brazilian real with derivative offset
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows	Value at
	Notional				Fair value		(Outflows)	Risk	Fair value by year
	June	December		Average	June	December	June	June
Flow	30, 2020	31, 2019	Index	rate	30, 2020	31, 2019	30, 2020	30, 2020	2020	2021	2022+

CDI vs. US$fixed rate swap					(615)	(39)	(20)	46	(113)	(72)	(430)
Receivable	R$ 10,850	R$ 2,115	CDI	100.07%
Payable	US$ 2,579	US$ 558	Fix	2.07%

TJLP vs. US$fixed rate swap					(193)	(75)	(19)	10	(26)	(53)	(114)
Receivable	R$ 1,881	R$ 2,111	TJLP +	1.15%
Payable	US$ 531	US$ 601	Fix	3.00%

R$ fixed rate vs. US$fixed rate swap					(140)	(18)	(13)	11	(7)	(73)	(60)
Receivable	R$ 2,579	R$ 2,173	Fix	5.66%
Payable	US$ 642	US$ 604	Fix	0.20%

IPCA vs. US$fixed rate swap					(194)	46	(10)	12	(4)	(91)	(99)
Receivable	R$ 2,450	R$ 2,826	IPCA +	5.06%
Payable	US$ 649	US$ 759	Fix	4.01%

IPCA vs. CDI swap					80	105	—	2	43	6	31
Receivable	R$ 1,650	R$ 1,634	IPCA +	6.62%
Payable	R$ 1,350	R$ 1,350	CDI	98.57%

	Notional				Fair value		Value at Risk	Fair value by year
Flow	June 30, 2020	December 31, 2019	Bought / Sold	Average rate (BRL/USD)	June 30, 2020	December 31, 2019	June 30, 2020	2020+

Forward	R$924	R$121	B	5.96	(10)	1	4	(10)

Eurobonds with derivative offset
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows
	Notional				Fair value		(Outflows)	Value at Risk	Fair value by year
	June 30,	December 31,		Average	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Index	rate	2020	2019	2020	2020	2020	2021	2022+
EUR fixed rate vs. US$ fixed rate swap					(56)	(35)	(6)	4	—	(6)	(51)
Receivable	€500	€500	Fix	3.75%
Payable	US$613	US$613	Fix	4.29%

Libor floating interest rate US$ denominated debt
Statement
Schedule of protection program

	Notional				Fair value		Value at Risk	Fair value by year
Flow	June 30, 2020	December 31, 2019	Index	Average rate	June 30, 2020	December 31, 2019	June 30, 2020	2020	2021	2022

Libor vs. US$fixed rate swap					(5)	—	2	1	(2)	(3)
Receivable	US$800	—	Libor 3M	—
Payable	US$800	—	Fix	0.45%

Brent Crude Oil Options used on ships protection program
Statement
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional (bbl)				Fair value		(Outflows)	Value at Risk	Fair value
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,	by year
Flow	2020	2019	Sold	(US$/bbl)	2020	2019	2020	2020	2020	2021
Call options	11,089,494	7,048,500	B	63	37	11	—	3	6	31
Put options	11,089,494	7,048,500	S	38	(63)	(4)	(57)	8	(54)	(9)
Total					(26)	7	(57)	11	(48)	22

Gasoil Options used on shipsprotection program
Statement
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional (bbl)				Fair value		(Outflows)	Value at Risk	Fair value
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,	by year
Flow	2020	2019	Sold	(US$/bbl)	2020	2019	2020	2020	2020
Call options	6,481,500	7,710,750	B	88	3	6	—	1	3
Put options	6,481,500	7,710,750	S	56	(71)	(3)	(89)	8	(71)
Total					(68)	3	(89)	9	(68)

Protection programs for base metals raw materials and products - Operational hedging programs
Statement
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional (ton)				Fair value		(Outflows)	Value at Risk	Fair value
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,	by year
Flow	2020	2019	Sold	(US$/ton)	2020	2019	2020	2020	2020	2021
Fixed price sales protection
Nickel forwards	3,139	—	B	11,843	3	—	1	1	3	1
Total					3	—	1	1	3	1

Protection programs for base metals raw materials and products - Nickel revenue hedging program
Statement
Schedule of protection program

						Financial
						settlement
						Inflows
	Notional (ton)			Fair value		(Outflows)	Value at Risk	Fair value by year
	June 30,	December 31,	Bought/	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	2020	2019	2020	2020	2020	2021

Nickel Revenue Hedging Program
Call options	—	75,984	S	—	(12)	—	—	—	—
Put options	—	75,984	B	—	162	292	—	—	—
Total				—	150	292	—	—	—

Protection programs for base metals raw materials and products - Palladium revenue hedging program
Statement
Schedule of protection program

							Financial settlement
	Notional (t oz)				Fair value		Inflows (Outflows)	Value at Risk	Fair value by year
Flow	June 30, 2020	December 31, 2019	Bought / Sold	Average strike (US$/t oz)	June 30, 2020	December 31, 2019	June 30, 2020	June 30, 2020	2020	2021

Palladium Revenue Hedging Program
Palladium Forwards	7,200	—	S	2,228	2	—	3	1	2	—

Call Options	14,400	—	S	2,387	(1)	—	—	—	—	(1)
Put Options	14,400	—	B	2,050	4	—	—	1	2	2
Total					5	—	3	2	4	1

Freight derivative positions
Statement
Schedule of protection program

							Financial
							Settlement		Fair
							Inflows	Value at	value by
	Notional (days)				Fair value		(Outflows)	Risk	Year

	June 30,	December 31,	Bought	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	/ Sold	(US$/day)	2020	2019	2020	2020	2020+
Freight forwards	2,575	1,050	B	12,914	6	—	(6)	2	6

Call options- WPM - Bought
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity of warranties)				Fair value		(Outflows)	Value at Risk	by year
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	(US$/share)	2020	2019	2020	2020	2023
Call options	—	10,000,000	B	—	—	26	25	—	—

Debentures convertible into shares
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)				Fair value		(Outflows)	Value at Risk	by year
	June 30,	December 31,	Bought/	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	(R$/share)	2020	2019	2020	2020	2027
Conversion options	140,239	140,239	S	6,688	(39)	(51)	—	2	(39)

Option related to SPE
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)				Fair value		(Outflows)	Value at Risk	by year
	June 30,	December 31,	Bought /	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	2020	2019	Sold	(R$/share)	2020	2019	2020	2020	2022
Call option	137,751,623	137,751,623	B	2.69	24	24	—	2	24

Embedded derivatives - minimum return guarantee of investment - put option
Statement
Schedule of protection program

							Financial settlement	Value at	Fair value
	Notional (quantity)				Fair value		Inflows (Outflows)	Risk	by year
				Average strike
Flow	June 30, 2020	December 31, 2019	Bought / Sold	(R$/share)	June 30, 2020	December 31, 2019	June 30, 2020	June 30, 2020	2020

Put option	1,105,070,863	1,105,070,863	S	4.04	—	(69)	—	24	—

Embedded derivatives -nickel concentrate and raw materials purchase agreement forwards
Statement
Schedule of protection program

	Notional (ton)				Fair value		Financial settlement	Value at Risk	Fair value by year
				Average strike			Inflows (Outflows)
Flow	June 30, 2020	December 31, 2019	Bought / Sold	(US$/ton)	June 30, 2020	December 31, 2019	June 30, 2020	June 30, 2020	2020

Nickel forwards	3,078	1,497	S	12,446	(1)	2	—	1	(1)
Copper forwards	1,348	1,009	S	5,479	—	—	—	—	—
Total					(1)	2	—	1	(1)

Embedded derivatives - natural gas call options
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (volume/month)				Fair value		(Outflows)	Value at Risk	by year
		December 31,	Bought /	Average strike	June 30,	December 31,	June 30,	June 30,
Flow	June 30, 2020	2019	Sold	(US$/ton)	2020	2019	2020	2020	2020	2021+
Call options	746,667	746,667	S	233	—	(1)	—	—	—	—